                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number : _____________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                  Dallas, TX     November 15, 2010
-------------------------------------   -------------   -----------------
(Signature)                             (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        29
Form 13F Information Table Value Total:   279,275 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------
 1    28-12876               TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- ------------------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                                                                                            -------------------
                                TITLE OF               VALUE   SHRS OR                  INVESTMENT  OTHER
      NAME OF ISSUER             CLASS       CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- ------------- --------- -------- --------- ------ -------- ---------- -------- ---- --------- ----
ANADARKO PETE CORP                COM      032511107  12,379    216,983   SH      N/A     DEFINED      1      0    216,983   0
APACHE CORP                       COM      037411105  16,058    164,260   SH      N/A     DEFINED      1      0    164,260   0
BAKER HUGHES INC                  COM      057224107   4,882    114,603   SH      N/A     DEFINED      1      0    114,603   0
BP PLC                       SPONSORED ADR 055622104  19,818    481,373   SH      N/A     DEFINED      1      0    481,373   0
CHESAPEAKE ENERGY CORP            COM      165167107  16,837    743,348   SH      N/A     DEFINED      1      0    743,348   0
CHEVRON CORP NEW                  COM      166764100   7,872     97,120   SH      N/A     DEFINED      1      0     97,120   0
CONSOL ENERGY INC                 COM      20854P109   3,152     85,278   SH      N/A     DEFINED      1      0     85,278   0
DAWSON GEOPHYSICAL CO             COM      239359102   6,988    262,227   SH      N/A     DEFINED      1      0    262,227   0
DEVON ENERGY CORP NEW             COM      25179M103  12,638    195,213   SH      N/A     DEFINED      1      0    195,213   0
ENCANA CORP                       COM      292505104   9,076    300,242   SH      N/A     DEFINED      1      0    300,242   0
FLUOR CORP NEW                    COM      343412102   5,051    101,976   SH      N/A     DEFINED      1      0    101,976   0
HALLIBURTON CO                    COM      406216101   8,606    260,242   SH      N/A     DEFINED      1      0    260,242   0
HESS CORP                         COM      42809H107   7,692    130,112   SH      N/A     DEFINED      1      0    130,112   0
MASSEY ENERGY COMPANY             COM      576206106   2,079     67,013   SH      N/A     DEFINED      1      0     67,013   0
MCMORAN EXPLORATION CO            COM      582411104  20,164  1,171,660   SH      N/A     DEFINED      1      0  1,171,660   0
MURPHY OIL COMPANY                COM      626717102   3,007     48,561   SH      N/A     DEFINED      1      0     48,561   0
NOBLE CORPORATION BAAR         NAMEN -AKT  H5833N103  11,353    336,000   SH      N/A     DEFINED      1      0    336,000   0
OCCIDENTAL PETE CORP DEL          COM      674599105   5,856     74,783   SH      N/A     DEFINED      1      0     74,783   0
OCEANEERING INTL INC              COM      675232102   8,160    151,508   SH      N/A     DEFINED      1      0    151,508   0
PLAINS EXPL& PRODTN CO            COM      726505100   8,460    317,202   SH      N/A     DEFINED      1      0    317,202   0
QEP RES INC                       COM      74733V100   5,124    170,000   SH      N/A     DEFINED      1      0    170,000   0
QUICKSILVER RESOURCES INC         COM      74837R104   7,746    614,774   SH      N/A     DEFINED      1      0    614,774   0
SANDRIDGE ENERGY INC              COM      80007P307  10,997  1,936,151   SH      N/A     DEFINED      1      0  1,936,151   0
SCHLUMBERGER LTD                  COM      806857108  12,983    210,737   SH      N/A     DEFINED      1      0    210,737   0
SOUTHWESTERN ENERGY CO            COM      845467109   6,863    205,242   SH      N/A     DEFINED      1      0    205,242   0
SUNCOR ENERGY INC NEW             COM      867224107  18,460    567,119   SH      N/A     DEFINED      1      0    567,119   0
TRANSATLANTIC PETROLEUM LTD       SHS      G89982105   5,920  2,000,000   SH      N/A     DEFINED      1      0  2,000,000   0
WEATHERFORD INTERNATIONAL LT      REG      H27013103  14,968    875,340   SH      N/A     DEFINED      1      0    875,340   0
WILLIAMS CLAYTON ENERGY INC       COM      969490101   6,086    120,304   SH      N/A     DEFINED      1      0    120,304   0